Income Taxes - Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax asset (liability)
Net operating loss and tax credit carryforwards	$ 76,802	$ 33,875
Intangible assets	42,091	47,409
Accrued and other liabilities	24,582	27,746
Share-based compensation	13,091	15,899
Other	22,070	19,349
Total deferred tax assets before valuation allowance	178,636	144,278
Valuation allowance	(8,364)	(10,894)	$ (13,214)	$ (21,265)
Total deferred tax assets, after valuation allowance	170,272	133,384
Intangible assets	(44,451)	(41,386)
Property, plant and equipment	(75,390)	(38,900)
Other	(8,010)	(5,726)
Total deferred tax liabilities	(127,851)	(86,012)
Deferred tax assets, net	$ 42,421	$ 47,372